Short-term investments and long-term investment	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Short-term investments and long-term investment
8.	Short-term investments and long-term investment
Short-term investments and long-term investment classified by security type as of December 31, 2023 and 2024 consisted of the following:

	As of December 31, 2023				As of December 31, 2024
			Restated, Note 2(af)
	Adjusted cost	Gross unrealized Gains	Short-term investments	Long-term investment	Adjusted cost	Gross unrealized Gains	Gross unrealized Losses	Short-term investments	Long-term investment
	(in thousands)
Held to maturity investments
Time deposit s (Note a)	69,579	—	49,579	20,000	20,569	—	—	—	20,569
Structured deposits (Note b)	40,000	—	40,000	—	190,027	—	—	190,027	—

Trading investments
Government securities	13,422	174	13,596	—	8,595	40	(100)	8,535	—

Total investme nts	123,001	174	103,175	20,000	219,191	40	(100)	198,562	20,569

Note a: As of December 31, 2024, the Group’s time deposit had contractual maturity date within two years and paid the prospective rates of return at 2.7%. The Company recorded interest income on the investment of nil, nil and RMB569,000 for the years ended December 31, 2022, 2023 and 2024, respectively.
Note b: As of December 31, 2024, all of the Group’s structured deposits had contractual maturity dates within one year and paid the prospective rates of return ranging from 1.9% to 2.4%. The Company recorded interest income on the investments of nil, nil and RMB1,027,000 for the years ended December 31, 2022, 2023 and 2024, respectively.